Aberdeen Ultra-Short Duration Bond Fund | Aberdeen Ultra-Short Duration Bond Fund
Aberdeen Ultra-Short Duration Bond Fund
Objective

The objective of the Aberdeen Ultra-Short Duration Bond Fund (the “Ultra-Short Duration Bond Fund” or the “Fund”) is to generate regular income and minimize fluctuations in fund value while maintaining a high level of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra-Short Duration Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” — “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Ultra-Short Duration Bond Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75%	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Ultra-Short Duration Bond Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.65%	0.65%	0.70%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.10%	1.85%	1.40%	0.85%	0.85%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.65%	1.40%	0.95%	0.40%	0.40%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.40% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations at least February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Ultra-Short Duration Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ultra-Short Duration Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Ultra-Short Duration Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	717	964	1,670
Class C	243	538	959	2,132
Class R	97	399	723	1,641
Institutional Class	41	226	427	1,007
Institutional Service Class	41	226	427	1,007

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen Ultra-Short Duration Bond Fund Class C	143	538	959	2,132

Portfolio Turnover

The Ultra-Short Duration Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 166.04% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund will primarily invest in investment-grade fixed income securities (BBB rated minimum at the time of purchase), securities of the U.S. government, and its agencies and instrumentalities.

The Fund does not invest in non-investment grade securities; however, if an investment grade security is downgraded after purchase, the Fund may continue to hold the security at the discretion of the Adviser.

The Fund will purchase securities (other than structured products) with a maximum maturity of three and a quarter years.  The Fund will purchase structured products with a maximum average life of three and a quarter years. Under normal circumstances, the duration of the Fund will be one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Portfolio duration will be actively managed.  The portfolio management team seeks to maintain a high level of liquidity in the portfolio and to stabilize the principal value of the Fund’s assets.  The portfolio management team will attempt to maximize yield within these constraints.

The Fund may invest in futures for hedging and/or to manage the Fund’s interest rate exposure. To the extent that the Fund invests in futures with an underlying asset that meets the 80% policy, the market value of the futures position would be included to meet the 80% minimum.

Principal Risks

The Ultra-Short Duration Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Credit Risk — a debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk — changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk — some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Ultra-Short Duration Bond Fund may be required to invest the proceeds in securities with lower yields.

Market Risk — the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk — the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk — principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Futures Risk — futures are speculative and may hurt the Fund’s performance.  Futures may present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the future is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s futures strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Portfolio Turnover — A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Ultra-Short Duration Bond Fund. The bar chart shows the Fund’s annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A returns prior to the commencement of operations of Class A (inception date: November 22, 2011) are based on the previous performance of the Fund’s Institutional Class shares. Institutional Service Class returns prior to the commencement of operations of Institutional Service Class (inception date: January 20, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The Fund’s Class C, R and Institutional Service shares have not been in operation for a full calendar year; therefore no performance information for these share classes is provided.  The returns for Class C, R and Institutional Service shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

Annual Total Return - Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 0.69% - 1st quarter 2012 Worst Quarter: -0.16% - 3rd quarter 2011
Average Annual Total Returns as of December 31, 2012

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Ultra-Short Duration Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(2.89%)	(1.16%)	Nov. 22, 2011
Institutional Class	1.66%	0.99%	Nov. 30, 2010
After Taxes on Distributions Institutional Class	1.15%	0.65%
After Taxes on Distributions and Sales of Shares Institutional Class	1.12%	0.65%
BofA Merrill Lynch 1 YR T-Bill™ (reflects no deduction for fees, expenses or taxes)	0.20%	1.14%